Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
4.	Fair Value Measurements

Financial instruments consist of cash equivalents, restricted cash, accounts receivable, accounts payable, accrued liabilities, payment-dependent notes receivable, payment-dependent notes payable, and warrant liabilities. Cash equivalents, payment-dependent notes receivable, payment-dependent notes payable, and warrant liabilities are stated at fair value on a recurring basis. Restricted cash, accounts receivable, accounts payable, and accrued liabilities are stated at their carrying value, which approximates fair value due to the short time to the expected receipt or payment date. The Company did not have short-term investments as of March 31, 2022 and December 31, 2021.

The following tables present the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis:

	As of March 31, 2022
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money market funds	$159,316	$—	$—	$159,316
Payment-dependent notes receivable, current	243	—	—	243
Payment-dependent notes receivable, noncurrent	—	—	14,975	14,975
Total financial assets	$159,559	$—	$14,975	$174,534
Payment-dependent notes payable, current	243	—	—	243
Payment-dependent notes payable, noncurrent	—	—	14,975	14,975
Warrant liabilities	—	—	5,000	5,000
Public Warrants	30,654	—	—	30,654
Private Placement Warrants	—	12,262	—	12,262
Total financial liabilities	$30,897	$12,262	$19,975	$63,134

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money market funds	$24,240	$—	$—	$24,240
Payment-dependent notes receivable, current	1,153	—	—	1,153
Payment-dependent notes receivable, noncurrent	—	—	13,453	13,453
Total financial assets	$25,393	$—	$13,453	$38,846
Payment-dependent notes payable, current	$1,153	$—	$—	$1,153
Payment-dependent notes payable, noncurrent	—	—	13,453	13,453
Warrant liabilities	—	—	7,844	7,844
Total financial liabilities	$1,153	$—	$21,297	$22,450

The Company classifies money market funds and certain payment-dependent notes receivable and payment-dependent notes payable within Level 1 of the fair value hierarchy because the Company values these investments using quoted market prices.

The Company classifies the Private Placement Warrants within Level 2, because they were valued using quoted prices of an identical instrument. The Company classifies certain payment-dependent notes receivable and payment-dependent notes payable within Level 3 of the fair value hierarchy if the underlying securities are equity of private companies whose regular financial and nonfinancial information is generally not available other than when it is publicly disclosed, or significant unobservable inputs are used to estimate fair value.

The following tables summarize the quantitative inputs and assumptions used for the Company’s payment-dependent notes receivable and payment-dependent notes payable classified as Level 3 of the fair value hierarchy:

As of March 31, 2022
			Significant
		Valuation	Unobservable
Level 3 Measurements	Fair Value	Technique(s)	Input(s)	Range
Financial assets
Payment-dependent notes receivable	$14,975	Transaction prices	N/A(1)	N/A
Financial liabilities
Payment-dependent notes payable	$14,975	Transaction prices	N/A(1)	N/A

As of December 31, 2021
			Significant
		Valuation	Unobservable
Level 3 Measurements	Fair Value	Technique(s)	Input(s)	Range
Financial assets
Payment-dependent notes receivable	$13,453	Transaction prices	N/A(1)	N/A
Financial liabilities
Payment-dependent notes payable	$13,453	Transaction prices	N/A(1)	N/A
(1)	The Company considers completed transactions made through the Company’s platform for the relevant private securities as relevant data inputs.

The Company uses a hybrid method that incorporates the Black-Scholes option-pricing model and an adjusted backsolve model to estimate the fair value of the warrant liabilities, other than Public and Private Placement Warrants. This approach is a scenario-based analysis that considers many assumptions, including the likelihood of potential liquidity events, the nature and timing of such potential events, actions taken with regard to the warrants at expiration, as well as discounts for lack of marketability of the underlying securities and warrants. Subsequent to the Merger, the Series B-1 preferred stock warrants and Junior preferred stock warrants were converted to common stock warrants. As a result, the Series B-1 preferred stock warrants were remeasured at fair value prior to the conversion resulting in a change in fair value of $106 recognized as a component of change in fair value of warrant liabilities within the condensed consolidated statements of operations and comprehensive (loss) income, and then settled in additional paid-in capital as a result of the conversion to equity-classified common stock warrants. The Junior Preferred Warrants (as defined below, see Note 11) were remeasured at fair value prior to the conversion, which did not result in a change in fair value for the three months ended March 31, 2022. These warrants will remain liability-classified, as the Company has an obligation to issue a variable number of shares of common stock for a fixed monetary amount of $5,000.

The Company estimated the fair value of the warrants’ liability, other than Public and Private Placement Warrants, as of March 31, 2022 and December 31, 2021, respectively, using the following key assumptions:

	As of
	March 31,	December 31,
	2022	2021

Fair value of underlying securities	$33.9	$30.8
Discounts for lack of marketability	0.0%	0.0%
Expected term (years)	3.6	3.4 – 8.8
Expected volatility	44.3%	40.4% – 44.3%
Risk-free interest rate	2.4%	1.0% – 1.5%
Expected dividend yield	0.0%	0.0%
Fair value per warrant	23.2	$5.0 - $22.0

The Company performed calculation of the fair value of Junior Preferred Warrants as of March 31, 2022 based on the assumptions noted above, however the total warrant liability associated with the Junior Preferred Warrants has not changed, as the

Company’s obligation to issue a variable number of shares of common stock is limited to a maximum fixed fair value amount of $5,000.

The Public Warrants were valued as of March 31, 2022 using the listed trading price of $1.66 per public warrant.

The Company transfers financial instruments out of Level 3 on the date when underlying input parameters are readily observable from existing market quotes. Transfers from Level 3 to Level 1 generally relate to a company going public and listing on a national securities exchange. During the three months ended March 31, 2022 there were no transfers of securities into or out of Level 3. During the three months ended March 31, 2021, there were transfers of securities segregated for customers from Level 3 to Level 1, as one private company was acquired by a public company and became publicly-traded under the acquirer, and the Company was able to obtain independent market-quoted prices for the acquirer company.

The following tables provide reconciliation for all financial assets measured at fair value using significant unobservable inputs (Level 3) for three months ended March 31, 2022 and 2021:

Balance as of December 31, 2020	$51,859
Acquisition of short-term investments	362
Change in fair value of short-term investments	(23)
Short-term investments transferred out of Level 3 to Level 1	(339)
Change in fair value of payment-dependent notes receivable	21,309
Settlement of payment-dependent notes receivable	(261)
Balance as of March 31, 2021	$72,907

Balance as of December 31, 2021	$13,453
Change in fair value of payment-dependent notes receivable	1,522
Balance as of March 31, 2022	$14,975

The following tables provide reconciliation for payment-dependent notes payable measured at fair value using significant unobservable inputs (Level 3) for three months ended March 31, 2022 and 2021:

Balance as of December 31, 2020	$51,859
Change in fair value of payment-dependent notes payable	21,309
Settlement of payment-dependent notes payable	(261)
Balance as of March 31, 2021	$72,907

Balance as of December 31, 2021	$13,453
Change in fair value of payment-dependent notes payable	1,522
Balance as of March 31, 2022	$14,975

The following tables provide reconciliation for warrant liabilities measured at fair value using significant unobservable inputs (Level 3) for three months ended March 31, 2022 and 2021:

Balance as of December 31, 2020	$1,780
Change in fair value of warrant liabilities	908
Balance as of March 31, 2021	$2,688

Balance as of December 31, 2021	$7,844
Change in fair value of warrant liabilities	106
Settlement of the warrant liability via conversion to equity-classified common stock warrants	(2,950)
Balance as of March 31, 2022	$5,000

3.	Fair Value Measurements

Financial instruments consist of cash equivalents, restricted cash, accounts receivable, accounts payable, accrued liabilities, payment-dependent notes receivable, payment-dependent notes payable, and warrant liabilities. Cash equivalents, payment-dependent notes receivable, payment-dependent notes payable, and warrant liabilities are stated at fair value on a recurring basis. Restricted cash, accounts receivable, accounts payable, and accrued liabilities are stated at their carrying value, which approximates fair value due to the short time to the expected receipt or payment date. The Company does not have short-term investments as of December 31, 2021 and 2020.

The following tables present the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis:

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money market funds	$24,240	$—	$—	$24,240
Payment-dependent notes receivable, current	1,153	—	—	1,153
Payment-dependent notes receivable, noncurrent	—	—	13,453	13,453
Total financial assets	$25,393	$—	$13,453	$38,846
Payment-dependent notes payable, current	1,153	—	—	1,153
Payment-dependent notes payable, noncurrent	—	—	13,453	13,453
Warrant liabilities	—	—	7,844	7,844
Total financial liabilities	$1,153	$—	$21,297	$22,450

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money market funds	$6,050	$—	$—	$6,050
Payment-dependent notes receivable, current	1,165	—	38,124	39,289
Payment-dependent notes receivable, noncurrent	—	—	13,735	13,735
Total financial assets	$7,215	$—	$51,859	$59,074
Payment-dependent notes payable, current	1,165	—	38,124	39,289
Payment-dependent notes payable, noncurrent	—	—	13,735	13,735
Warrant liabilities	—	—	1,780	1,780
Total financial liabilities	$1,165	$—	$53,639	$54,804

The Company classifies money market funds and certain payment-dependent notes receivable and payment-dependent notes payable within Level 1 of the fair value hierarchy because the Company values these investments using quoted market prices.

The Company classifies certain payment-dependent notes receivable and payment-dependent notes payable within Level 3 of the fair value hierarchy if the underlying securities are equity of private companies whose regular financial and nonfinancial information is generally not available other than when it is publicly disclosed, or significant unobservable inputs are used to estimate fair value.

The following tables summarize the quantitative inputs and assumptions used for the Company’s payment-dependent notes receivable and payment-dependent notes payable classified as Level 3 of the fair value hierarchy:

As of December 31, 2021
			Significant
	Fair	Valuation	Unobservable
Level 3 Measurements	Value	Technique(s)	Input(s)	Range
Financial assets
Payment-dependent notes receivable	$13,453	Transaction prices	N/A(1)	N/A
Financial liabilities
Payment-dependent notes payable	$13,453	Transaction prices	N/A(1)	N/A

As of December 31, 2020
			Significant
	Fair	Valuation	Unobservable
Level 3 Measurements	Value	Technique(s)	Input(s)	Range
Financial assets
Payment-dependent notes receivable	$13,735	Transaction prices	N/A(1)	N/A
	$38,124	Discounted transaction prices(2)	Discount for lack of marketability	5%
Financial liabilities
Payment-dependent notes payable	$13,735	Transaction prices	N/A(1)	N/A
	$38,124	Discounted transaction prices(2)	Discount for lack of marketability	5%
(1)	The Company considers completed transactions made through the Company’s platform for the relevant private securities as relevant data inputs.
(2)

The Company uses publicly traded share prices at the close of the valuation date as the primary factor in the fair value analysis and applies a discount to the share prices to reflect lack of marketability.

The Company used a hybrid method that incorporates the Black-Scholes option-pricing model and an adjusted backsolve model to estimate the fair value of the warrant liabilities. This approach is a scenario- based analysis that considers many assumptions, including the likelihood of potential liquidity events, the nature and timing of such potential events, actions taken with regard to the warrants at expiration, as well as discounts for lack of marketability of the underlying securities and warrants.

The Company estimated the fair value of the warrants liability as of December 31, 2021 and 2020, respectively, using the following key assumptions:

	As of December 31,
	2021	2020
Fair value of underlying securities	$30.8	$12.4
Discounts for lack of marketability	0.0%	29.0% – 34.0%
Expected term (years)	3.4 – 8.8	4.4 – 9.8
Expected volatility	40.4% – 44.3%	39.9% – 41.8%
Risk-free interest rate	1.0% – 1.5%	0.3% – 0.9%
Expected dividend yield	0.0%	0.0%
Fair value per warrant	$5.0 – $22.0	$1.5 – $1.9

The Company transfers financial instruments out of Level 3 on the date when underlying input parameters are readily observable from existing market quotes. Transfers from Level 3 to Level 1 generally relate to an investee company going public and listing on a national securities exchange.

During the years ended December 31, 2021 and 2020, there were transfers of securities segregated for customers from Level 3 to Level 1, as one private company was acquired by a public company and became publicly-traded under the acquiror, and the Company was able to obtain independent market-quoted prices for the acquiror company.

The following table provides reconciliation for all financial assets measured at fair value using significant unobservable inputs (Level 3) for years ended December 31, 2021 and 2020:

Balance as of December 31, 2019	$25,892
Change in fair value of short-term investments	11
Distribution of short-term investments	(136)
Change in fair value of payment-dependent notes receivable.	27,319
Payment-dependent notes receivable transferred out of Level 3 to Level 1	(1,165)
Settlement of payment-dependent notes receivable	(62)
Balance as of December 31, 2020	$51,859
Change in fair value of payment-dependent notes receivable	29,364
Payment-dependent notes receivable transferred out of Level 3 to Level 1	(62,637)
Settlement of payment-dependent notes receivable	(5,133)
Balance as of December 31, 2021	$13,453

The following table provides reconciliation for payment-dependent notes payable measured at fair value using significant unobservable inputs (Level 3) for years ended December 31, 2021 and 2020:

Balance as of December 31, 2019	$25,767
Change in fair value of payment-dependent notes payable	27,319
Payment-dependent notes payable transferred out of Level 3 to Level 1	(1,165)
Settlement of payment-dependent notes payable	(62)
Balance as of December 31, 2020	$51,859
Change in fair value of payment-dependent notes payable	29,364
Payment-dependent notes payable transferred out of Level 3 to Level 1	(62,637)
Settlement of payment-dependent notes payable	(5,133)
Balance as of December 31, 2021	$13,453

The following table provides reconciliation for warrant liabilities measured at fair value using significant unobservable inputs (Level 3) for years ended December 31, 2021 and 2020:

Balance as of December 31, 2019	$—
Fair value of warrant at issuance	1,488
Change in fair value of warrant liabilities	292
Balance as of December 31, 2020	$1,780
Change in fair value of warrant liabilities	6,064
Balance as of December 31, 2021	$7,844

Motive Capital Corp [Member]
FAIR VALUE MEASUREMENTS

Note 10—Fair Value Measurements

A reconciliation of the beginning and ending balances of the derivative liabilities is summarized below:

December 31, 2020 - Beginning of Period
Warrant Liabilities - Public	$21,390,000
Warrant Liabilities - Private	11,449,330
Forward Purchase agreement	7,692,950
December 31, 2020	$40,532,280
Change in fair value of warrant liabilities - Public	(7,314,000)
Change in fair value of warrant liabilities - Private	(3,914,930)
Change in fair value of forward purchase agreement	(4,872,950)
December 31, 2021	$24,430,400

The following tables present information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and 2020, by level within the fair value hierarchy:

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash and Investments held in Trust Account	$414,111,439	$—	$—	$414,111,439
Liabilities:
Derivative liabilities - public warrants	14,076,000	—	—	14,076,000
Derivative liabilities - private placement warrants	—	7,534,400	—	7,534,400
Derivative liabilities - forward purchase agreement	—	—	2,820,000	2,820,000
Total liabilities	$14,076,000	$7,534,400	$2,820,000	$24,430,400

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash and Investments held in Trust Account	$414,020,525	$—	$—	$414,020,525
Liabilities:
Derivative liabilities - public warrants	—	—	21,390,000	21,390,000
Derivative liabilities - private placement warrants	—	—	11,449,330	11,449,330
Derivative liabilities - forward purchase agreement	—	—	7,692,950	7,692,950
Total liabilities	$—	$—	$40,532,280	$40,532,280

Transfers to/from Levels 1, 2 and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement and the estimated fair value of the Private Placement Warrants transferred from a Level 3 measurement to a Level 2 fair value measurement, as a result of the Public Warrants being listed in an active market in February 2021.

Prior to the Public Warrants being separately traded in an active market, the fair value of the Public Warrants issued in connection with the Public Offering and the Private Placement Warrants were measured using a binomial lattice model in a risk-neutral framework. The fair value of the forward purchase agreement is based on the fair value of the Company’s publicly traded Units on each valuation date, less the present value of the contractually stipulated forward price of $10.00. Beginning in February 2021, the fair value of the Public Warrants are determined based on the listed price in an active market for such warrants and the fair value of the Private Placement Warrants is estimated to be approximately equal to that of the Public Warrants given the low likelihood of the Company’s ordinary share price exceeding $18.00 by the start of the exercise period.

For the year ended December 31, 2021, the Company recognized a non-operating gain resulting from a decrease in the fair value of derivative liabilities of approximately $16.1 million, which is presented as change in fair value of derivative liabilities in the accompanying consolidated statements of operations.

For the period from September 28, 2020 (inception) through December 31, 2020, the Company recognized a non-operating loss resulting from an increase in the fair value of derivative liabilities of approximately $10.7 million, which is presented as change in fair value of derivative liabilities in the accompanying consolidated statements of operations.

The estimated fair value of the Private Placement Warrants, Public Warrants and Forward Purchase Agreement, as of December 31, 2021 and 2020 was determined using Level 3 inputs. The Company estimated the volatility of its ordinary share warrants based on implied volatility from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as of each measurement date:

	As of	As of
	December 31,	December 31,
	2021	2022
Share price, used in warrant valuations	$10.02	n/a
Unit price, used in forward valuation	$10.54	$10.20
Exercise price, warrants	$11.50	n/a
Exercise price, forward	$10.00	$10.00
Term (in years), used in warrant valuations	6.00	n/a
Term (in years), used in forward valuation	0.96	0.25
Volatility	21.00%	15.5%
Risk-free interest rate, used in warrant valuations	0.50%	n/a
Risk-free interest rate, used in forward valuation	0.10%	1.28%
Expected dividends	n/a	n/a

The change in the fair value of the derivative liabilities, classified as Level 3, for the periods ended December 31, 2021 and 2020 is summarized as follows:

Level 3 derivative liabilities at December 31, 2020	$40,532,280
Transfers from Level 3	(32,839,330)
Change in fair value	(6,935,120)
Level 3 derivative liabilities at March 31, 2021	757,830
Change in fair value	(159,200)
Level 3 derivative liabilities at June 30, 2021	598,630
Change in fair value	2,201,370
Level 3 derivative liabilities at September 30, 2021	2,800,000
Change in fair value	20,000
Level 3 derivative liabilities at December 31, 2021	$2,820,000